Exhibit 99.2

CARD SERIES SCHEDULE TO

MONTHLY NOTEHOLDERS’ STATEMENT

Date: 05/11/2011

CAPITAL ONE MULTI-ASSET EXECUTION TRUST, ASSET POOL 1

Monthly Period Ending: April 30, 2011

Reference is made to the Series 2002-CC Supplement as amended, (the “Series 2002-CC Supplement”), dated as of October 9, 2002, between Capital One Funding, LLC, a Virginia limited liability company (“Funding”), as Transferor, Capital One Bank (USA), National Association, a national banking association (the “Bank”), as Servicer , and The Bank of New York Mellon, as Trustee, and the Indenture as amended, (the “Indenture”), dated as of October 9, 2002, between Capital One Multi-asset Execution Trust, as Issuer, and The Bank of New York Mellon, as Indenture Trustee.

The following computations are prepared with respect to the Transfer Date of May 13, 2011 and with respect to the performance of the Trust during the related Monthly Period from April 1, 2011 through April 30, 2011. Current Distribution Date is May 16, 2011.

Interest Period for all tranches generally includes the previous Distribution Date (or in the case of the initial Interest Payment Date, the Issuance Date) through the day preceding the current Distribution Date. Interest on floating rate tranches is calculated on the basis of 360-day year and the actual number of days in the related interest Period. Interest on fixed rate tranches is calculated on the basis of a 360-day year and twelve 30-day months.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Commision (“SEC”).

Amended and Restated Pooling and Servicing Agreement dated as of August 1, 2002, January 13, 2006, March 23, 2007 and July 1, 2007	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on July 6, 2007.

First Amendment to Amended and Restated Pooling and Servicing Agreement dated as of March 1, 2008.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Second Amendment to Amended and Restated Pooling and Servicing Agreement dated as of July 15, 2010.	Included in Exhibit 4.1 to Trust’s Form 8-K filed with the SEC on July 15, 2010.

Series 2002-CC Supplement to the Amended and Restated Pooling and Servicing Agreement dated as of October 9, 2002, relating to the COMT Collateral Certificate.	Included in Exhibit 4.1 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to the Series 2002-CC Supplement dated as of March 1, 2008.	Included in Exhibit 4.6 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Transfer and Administration Agreement dated as of October 9, 2002.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Transfer and Administration Agreement dated as of March 1, 2008.	Included in Exhibit 4.10 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Capital One Multi-asset Execution Trust Amended and Restated Trust Agreement dated as of October 9, 2002.	Included in Exhibit 4.3 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

Indenture dated as of October 9, 2002.	Included in Exhibit 4.4 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Indenture dated as of March 1, 2008.	Included in Exhibit 4.7 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

COMT Asset Pool 1 Supplement dated as of October 9, 2002.	Included in Exhibit 4.5 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to COMT Asset Pool 1 Supplement dated as of March 1, 2008.	Included in Exhibit 4.8 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

COMT Asset Pool 1 Supplement dated as of October 9, 2002.	Included in Exhibit 4.6 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Card Series Indenture Supplement dated as of March 1, 2008.	Included in Exhibit 4.9 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

A. Interest to be paid on the corresponding Distribution Date:

	CUSIP Number	Interest Payment Date	Total Amount of Interest to be paid	Per $1000 of Outstanding Dollar Principal Amount
Class A (2004-1)	14041NBG5	16-May-11	184,600.69	0.3692013800
Class A (2004-4)	14041NBN0	16-May-11	188,906.25	0.3778125000
Class A (2004-5)	14041NBP5	16-May-11	63,506.94	0.3175347000
Class A (2004-7)	14041NBU4	16-May-11	578,750.00	1.1575000000
Class A (2004-8)	14041NBW0	16-May-11	150,156.25	0.3003125000
Class A (2005-1)	14041NBY6	16-May-11	186,484.38	0.2486458400
Class A (2005-6)	14041NCF6	15-Jul-11	—	0.0000000000
Class A (2005-7)	14041NCH2	16-May-11	1,958,333.33	3.9166666600
Class A (2005-9)	14041NCK5	16-May-11	86,407.12	0.2658680615
Class A (2005-10)	14041NCL3	16-May-11	128,628.47	0.2572569400
Class A (2006-1)	14041NCN9	16-May-11	109,253.47	0.2185069400
Class A (2006-3)	14041NCQ2	16-May-11	1,683,333.33	4.2083333250
Class A (2006-5)	14041NCS8	16-May-11	120,017.36	0.2400347200
Class A (2006-7)	14041NCV1	16-May-11	214,201.39	0.2142013900
Class A (2006-8)	14041NCX7	16-May-11	64,260.42	0.2142014000
Class A (2006-10)	14041NDA6	16-May-11	2,145,833.33	4.2916666600
Class A (2006-11)	14041NDB4	16-May-11	199,401.04	0.2658680533
Class A (2006-12)	14041NDC2	16-May-11	120,017.36	0.2400347200
Class A (2006-A)		16-May-11	—	0.0000000000
Class A (2006-B)		16-May-11	—	0.0000000000
Class A (2006-C)		16-May-11	—	0.0000000000
Class A (2006-D)		16-May-11	—	0.0000000000
Class A (2006-E)		16-May-11	—	0.0000000000
Class A (2007-1)	14041NDG3	16-May-11	144,639.76	0.2314236160
Class A (2007-2)	14041NDL2	16-May-11	180,079.86	0.2572569429
Class A (2007-4)	14041NDS7	16-May-11	160,651.04	0.2142013867
Class A (2007-A)	U13554AD9	16-May-11	866,666.67	4.3333333500
Class A (2007-5)	14041NDT5	16-May-11	133,687.50	0.2228125000
Class A (2007-7)	14041NDX6	16-May-11	4,791,666.67	4.7916666700
Class A (2007-8)	14041NDY4	15-Jun-11	—	0.0000000000
Class A (2008-3)	14041N ED9	16-May-11	2,525,000.00	4.2083333333
Class A (2008-6)	14041NEG2	16-May-11	567,795.14	1.1355902800
Class A (2009-2)	14041NEJ6	16-May-11	2,666,666.67	2.6666666700
Class A (2009-A)		16-May-11	—	0.0000000000

Total Class A			20,218,944.44

Class B (2004-3)	14041NBL4	16-May-11	122,546.88	0.8169792000
Class B (2004-7)		15-Jul-11	—	0.0000000000
Class B (2005-1)	14041NBX8	16-May-11	714,583.33	4.0833333143
Class B (2005-3)	14041NCG4	15-Jul-11	—	0.0000000000

	CUSIP Number	Interest Payment Date	Total Amount of Interest to be paid	Per $1000 of Outstanding Dollar Principal Amount
Class B (2006-1)	14041NCT6	16-May-11	75,158.85	0.4294791429
Class B (2007-1)	14041NDH1	16-May-11	147,303.82	0.4208680571
Class B (2009-C)		16-May-11	561,927.64	0.9633680640

Total Class B			1,621,520.52

Class C (2003-3)	14041NAV3	16-May-11	531,467.01	2.1258680400
Class C (2004-2)	14041NBH3	16-May-11	109,253.47	1.0925347000
Class C (2004-3)		15-Jun-11	—	0.0000000000
Class C (2006-1)	14041NCW9	16-May-11	76,665.80	0.4380902857
Class C (2006-2)	14041NCZ2	16-May-11	44,670.14	0.4467014000
Class C (2006-3)	14041NDD0	16-May-11	57,990.45	0.4639236000
Class C (2007-1)	14041NDJ7	16-May-11	180,510.42	0.6017014000
Class C (2007-2)	14041NDK4	16-May-11	111,675.35	0.4467014000
Class C (2007-4)	14041NEA5	16-May-11	472,803.82	1.3508680571
Class C (2009-A)		16-May-11	136,484.97	1.9105903436

Total Class C			1,721,521.43

Total			23,561,986.39

B. Principal to be paid on the Distribution Date:

	CUSIP Number	Principal Payment Date	Total Amount of Principal to be paid	Per $1000 of Outstanding Dollar Principal Amount
Class A (2004-5)	14041NBP5	16-May-11	200,000,000.00	1,000.0000000000
Class A (2006-7)	14041NCV1	16-May-11	1,000,000,000.00	1,000.0000000000
Class A (2008-6)	14041NEG2	16-May-11	500,000,000.00	1,000.0000000000
Class C (2006-1)	14041NCW9	16-May-11	175,000,000.00	1,000.0000000000

C. Outstanding Dollar Principal Amount and Nominal Liquidation Amount for the related Monthly Period: (as of the end of the related Monthly Period)

	Initial Dollar Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Nominal Liquidation Amount
Class A (2004-1)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2004-4)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2004-5)	200,000,000.00	200,000,000.00	200,000,000.00	200,000,000.00
Class A (2004-7)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2004-8)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2005-1)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2005-6)	455,000,000.00	455,000,000.00	455,000,000.00	455,000,000.00
Class A (2005-7)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2005-9)	325,000,000.00	325,000,000.00	325,000,000.00	325,000,000.00
Class A (2005-10)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-1)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-3)	400,000,000.00	400,000,000.00	400,000,000.00	400,000,000.00
Class A (2006-5)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-7)	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00
Class A (2006-8)	300,000,000.00	300,000,000.00	300,000,000.00	300,000,000.00
Class A (2006-10)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-11)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2006-12)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-A)	—	—	—	—
Class A (2006-B)	—	—	—	—
Class A (2006-C)	—	—	—	—
Class A (2006-D)	—	—	—	—
Class A (2006-E)	—	—	—	—
Class A (2007-1)	625,000,000.00	625,000,000.00	625,000,000.00	625,000,000.00
Class A (2007-2)	700,000,000.00	700,000,000.00	700,000,000.00	700,000,000.00
Class A (2007-4)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2007-A)	200,000,000.00	200,000,000.00	200,000,000.00	200,000,000.00
Class A (2007-5)	600,000,000.00	600,000,000.00	600,000,000.00	600,000,000.00
Class A (2007-7)	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00
Class A (2007-8)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2008-3)	600,000,000.00	600,000,000.00	600,000,000.00	600,000,000.00
Class A (2008-6)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2009-2)	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00
Class A (2009-A)	—	—	—	—

	Initial Dollar Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Nominal Liquidation Amount

Total Class A	15,655,000,000.00	15,655,000,000.00	15,655,000,000.00	15,655,000,000.00

Class B (2004-3)	150,000,000.00	150,000,000.00	150,000,000.00	150,000,000.00
Class B (2004-7)	184,605,000.00	184,605,000.00	184,605,000.00	184,605,000.00
Class B (2005-1)	175,000,000.00	175,000,000.00	175,000,000.00	175,000,000.00
Class B (2005-3)	100,000,000.00	100,000,000.00	100,000,000.00	100,000,000.00
Class B (2006-1)	175,000,000.00	175,000,000.00	175,000,000.00	175,000,000.00
Class B (2007-1)	350,000,000.00	350,000,000.00	350,000,000.00	350,000,000.00
Class B (2009-C)	583,294,860.00	583,294,860.00	583,294,860.00	583,294,860.00

Total Class B	1,717,899,860.00	1,717,899,860.00	1,717,899,860.00	1,717,899,860.00

Class C (2003-3)	250,000,000.00	250,000,000.00	250,000,000.00	250,000,000.00
Class C (2004-2)	100,000,000.00	100,000,000.00	100,000,000.00	100,000,000.00
Class C (2004-3)	367,500,000.00	367,500,000.00	367,500,000.00	367,500,000.00
Class C (2006-1)	175,000,000.00	175,000,000.00	175,000,000.00	175,000,000.00
Class C (2006-2)	100,000,000.00	100,000,000.00	100,000,000.00	100,000,000.00
Class C (2006-3)	125,000,000.00	125,000,000.00	125,000,000.00	125,000,000.00
Class C (2007-1)	300,000,000.00	300,000,000.00	300,000,000.00	300,000,000.00
Class C (2007-2)	250,000,000.00	250,000,000.00	250,000,000.00	250,000,000.00
Class C (2007-4)	350,000,000.00	350,000,000.00	350,000,000.00	350,000,000.00
Class C (2009-A)	71,436,020.00	71,436,020.00	71,436,020.00	71,436,020.00

Total Class C	2,088,936,020.00	2,088,936,020.00	2,088,936,020.00	2,088,936,020.00

Class D (2002-1)		196,597,263.10	196,597,263.10	196,597,263.10

Total	19,461,835,880.00	19,658,433,143.10	19,658,433,143.10	19,658,433,143.10

D. Nominal Liquidation Amount for Tranches of Notes Outstanding:

(including all tranches issued as of the end of the Monthly Period, after taking into account all allocations expected to occur on the Distribution Date)

	End of Month Nominal Liquidation Amount	Increase due to accretions of Principal for Discount Notes	Withdrawal from Principal Funding sub-Account	Reimbursements of Nominal Liquidation Amount from Available Funds	Reductions due to reallocation of Card Series Principal Amounts	Reduction due to Investor Charge-offs	Reductions due to deposits into the Principal Funding sub-Account	Nominal Liquidation Amount as of the Distribution Date*
Class A (2004-1)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2004-4)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2004-5)	200,000,000.00	—	—	—	—	—	200,000,000.00	—
Class A (2004-7)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2004-8)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2005-1)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
Class A (2005-6)	455,000,000.00	—	—	—	—	—	—	455,000,000.00
Class A (2005-7)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2005-9)	325,000,000.00	—	—	—	—	—	—	325,000,000.00
Class A (2005-10)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-1)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-3)	400,000,000.00	—	—	—	—	—	—	400,000,000.00
Class A (2006-5)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-7)	1,000,000,000.00	—	—	—	—	—	1,000,000,000.00	—
Class A (2006-8)	300,000,000.00	—	—	—	—	—	—	300,000,000.00
Class A (2006-10)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-11)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
Class A (2006-12)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-A)	—	—	—	—	—	—	—	—
Class A (2006-B)	—	—	—	—	—	—	—	—
Class A (2006-C)	—	—	—	—	—	—	—	—
Class A (2006-D)	—	—	—	—	—	—	—	—
Class A (2006-E)	—	—	—	—	—	—	—	—
Class A (2007-1)	625,000,000.00	—	—	—	—	—	—	625,000,000.00
Class A (2007-2)	700,000,000.00	—	—	—	—	—	—	700,000,000.00
Class A (2007-4)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
Class A (2007-A)	200,000,000.00	—	—	—	—	—	—	200,000,000.00
Class A (2007-5)	600,000,000.00	—	—	—	—	—	—	600,000,000.00
Class A (2007-7)	1,000,000,000.00	—	—	—	—	—	—	1,000,000,000.00
Class A (2007-8)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2008-3)	600,000,000.00	—	—	—	—	—	—	600,000,000.00
Class A (2008-6)	500,000,000.00	—	—	—	—	—	500,000,000.00	—
Class A (2009-2)	1,000,000,000.00	—	—	—	—	—	—	1,000,000,000.00
Class A (2009-A)	—	—	—	—	—	—	—	—

	End of Month Nominal Liquidation Amount	Increase due to accretions of Principal for Discount Notes	Withdrawal from Principal Funding sub-Account	Reimbursements of Nominal Liquidation Amount from Available Funds	Reductions due to reallocation of Card Series Principal Amounts	Reduction due to Investor Charge-offs	Reductions due to deposits into the Principal Funding sub-Account	Nominal Liquidation Amount as of the Distribution Date*

Total Class A	15,655,000,000.00	—	—	—	—	—	1,700,000,000.00	13,955,000,000.00

Class B (2004-3)	150,000,000.00	—	—	—	—	—	—	150,000,000.00
Class B (2004-7)	184,605,000.00	—	—	—	—	—	—	184,605,000.00
Class B (2005-1)	175,000,000.00	—	—	—	—	—	—	175,000,000.00
Class B (2005-3)	100,000,000.00	—	—	—	—	—	—	100,000,000.00
Class B (2006-1)	175,000,000.00	—	—	—	—	—	—	175,000,000.00
Class B (2007-1)	350,000,000.00	—	—	—	—	—	—	350,000,000.00
Class B (2009-C)	583,294,860.00	—	—	—	—	—	—	583,294,860.00

Total Class B	1,717,899,860.00	—	—	—	—	—	—	1,717,899,860.00

Class C (2003-3)	250,000,000.00	—	—	—	—	—	—	250,000,000.00
Class C (2004-2)	100,000,000.00	—	—	—	—	—	—	100,000,000.00
Class C (2004-3)	367,500,000.00	—	—	—	—	—	—	367,500,000.00
Class C (2006-1)	175,000,000.00	—	—	—	—	—	175,000,000.00	—
Class C (2006-2)	100,000,000.00	—	—	—	—	—	—	100,000,000.00
Class C (2006-3)	125,000,000.00	—	—	—	—	—	—	125,000,000.00
Class C (2007-1)	300,000,000.00	—	—	—	—	—	—	300,000,000.00
Class C (2007-2)	250,000,000.00	—	—	—	—	—	—	250,000,000.00
Class C (2007-4)	350,000,000.00	—	—	—	—	—	—	350,000,000.00
Class C (2009-A)	71,436,020.00	—	—	—	—	—	—	71,436,020.00

Total Class C	2,088,936,020.00	—	—	—	—	—	175,000,000.00	1,913,936,020.00

Class D (2002-1)	196,597,263.10	—	—	—	—	—	—	177,656,569.02

Total	19,658,433,143.10	—	—	—	—	—	1,875,000,000.00	17,764,492,449.02

* This report does not capture any new issuances or increases of notes occurring after the end of the Monthly Period. Additionally, the Class D balance reflects any reductions due to maturities that will occur on the distribution date.

E. Targeted Deposits to Principal Funding sub-Accounts:

	Beginning Principal Funding sub-Account Balance	Targeted Deposit to Principal Funding sub-Account	Previous shortfalls of targeted deposits to the Principal Funding Sub-Accout	Actual Deposit to Principal Funding sub-Account	Amounts withdrawn from the Principal Funding sub-Account for payment to Noteholders	Ending Principal Funding sub-Account Balance	Principal Funding sub-Account Earnings
Class A (2004-5)	—	200,000,000.00	—	200,000,000.00	200,000,000.00	—	—
Class A (2006-7)	—	1,000,000,000.00	—	1,000,000,000.00	1,000,000,000.00	—	—
Class A (2008-6)	—	500,000,000.00	—	500,000,000.00	500,000,000.00	—	—
Class C (2006-1)	—	175,000,000.00	—	175,000,000.00	175,000,000.00	—	—

F. Targeted Deposits to Interest Funding sub-Accounts:

	Applicable Interest Rates	Beginning Interest Funding sub-Account Balance (1)	Targeted Deposit to Interest Funding sub- Account	Previous Shortfalls of targeted deposits to the Interest Funding sub-Account	Actual Deposit to Interest Funding sub-Account (2)	Amounts withdrawn from the Interest Funding sub-Account for payment to Noteholder’s (3)	Ending Interest Funding sub-Account Balance (1)	Interest Funding sub-Account Earnings
Class A (2004-1)	0.429%	—	184,600.69	—	184,600.69	(184,600.69)	—	0.00
Class A (2004-4)	0.439%	—	188,906.25	—	188,906.25	(188,906.25)	—	0.00
Class A (2004-5)	0.369%	—	63,506.94	—	63,506.94	(63,506.94)	—	0.00
Class A (2004-7)	0.463%	379,402.78	199,347.22	—	199,347.22	(578,750.00)	—	0.00
Class A (2004-8)	0.349%	—	150,156.25	—	150,156.25	(150,156.25)	—	0.00
Class A (2005-1)	0.289%	—	186,484.38	—	186,484.38	(186,484.38)	—	0.00
Class A (2005-6)	0.328%	—	128,512.22	—	128,512.22	—	128,512.22	0.00
Class A (2005-7)	4.700%	—	1,958,333.33	—	1,958,333.33	(1,958,333.33)	—	0.00
Class A (2005-9)	0.309%	—	86,407.12	—	86,407.12	(86,407.12)	—	0.00
Class A (2005-10)	0.299%	—	128,628.47	—	128,628.47	(128,628.47)	—	0.00
Class A (2006-1)	0.254%	—	109,253.47	—	109,253.47	(109,253.47)	—	0.00
Class A (2006-3)	5.050%	—	1,683,333.33	—	1,683,333.33	(1,683,333.33)	—	0.00
Class A (2006-5)	0.279%	—	120,017.36	—	120,017.36	(120,017.36)	—	0.00
Class A (2006-7)	0.249%	—	214,201.39	—	214,201.39	(214,201.39)	—	0.00
Class A (2006-8)	0.249%	—	64,260.42	—	64,260.42	(64,260.42)	—	0.00
Class A (2006-10)	5.150%	—	2,145,833.33	—	2,145,833.33	(2,145,833.33)	—	0.00
Class A (2006-11)	0.309%	—	199,401.04	—	199,401.04	(199,401.04)	—	0.00
Class A (2006-12)	0.279%	—	120,017.36	—	120,017.36	(120,017.36)	—	0.00
Class A (2006-A)	—	—	0.00	—	0.00	—	—	0.00
Class A (2006-B)	—	—	0.00	—	0.00	—	—	0.00
Class A (2006-C)	—	—	0.00	—	0.00	—	—	0.00
Class A (2006-D)	—	—	0.00	—	0.00	—	—	0.00
Class A (2006-E)	—	—	0.00	—	0.00	—	—	0.00
Class A (2007-1)	0.269%	—	144,639.76	—	144,639.76	(144,639.76)	—	0.00
Class A (2007-2)	0.299%	—	180,079.86	—	180,079.86	(180,079.86)	—	0.00
Class A (2007-4)	0.249%	—	160,651.04	—	160,651.04	(160,651.04)	—	0.00
Class A (2007-A)	5.200%	—	866,666.67	—	866,666.67	(866,666.67)	—	0.00
Class A (2007-5)	0.259%	—	133,687.50	—	133,687.50	(133,687.50)	—	0.00
Class A (2007-7)	5.750%	—	4,791,666.67	—	4,791,666.67	(4,791,666.67)	—	0.00
Class A (2007-8)	0.610%	262,423.61	262,423.61	—	262,423.61	—	524,847.22	0.00
Class A (2008-3)	5.050%	—	2,525,000.00	—	2,525,000.00	(2,525,000.00)	—	0.00
Class A (2008-6)	1.319%	—	567,795.14	—	567,795.14	(567,795.14)	—	0.00
Class A (2009-2)	—	—	2,666,666.67	—	2,666,666.67	(2,666,666.67)	—	0.00
Class A (2009-A)	—	—	0.00	—	0.00	—	—	0.00

Total Class A		641,826.39	20,230,477.49	—	20,230,477.49	(20,218,944.44)	653,359.44	—

Class B (2004-3)	0.949%	—	122,546.88	—	122,546.88	(122,546.88)	—	0.00
Class B (2004-7)	0.869%	—	129,221.19	—	129,221.19	—	129,221.19	0.00

	Applicable Interest Rates	Beginning Interest Funding sub-Account Balance (1)	Targeted Deposit to Interest Funding sub-Account	Previous Shortfalls of targeted deposits to the Interest Funding sub-Account	Actual Deposit to Interest Funding sub-Account (2)	Amounts withdrawn from the Interest Funding sub-Account for payment to Noteholder’s (3)	Ending Interest Funding sub-Account Balance (1)	Interest Funding sub-Account Earnings
Class B (2005-1)	4.900%	—	714,583.33	—	714,583.33	(714,583.33)	—	0.00
Class B (2005-3)	0.828%	—	71,300.00	—	71,300.00	—	71,300.00	0.00
Class B (2006-1)	0.499%	—	75,158.85	—	75,158.85	(75,158.85)	—	0.00
Class B (2007- 1)	0.489%	—	147,303.82	—	147,303.82	(147,303.82)	—	0.00
Class B (2009-C)	—	—	561,927.64	—	561,927.64	(561,927.64)	—	0.00

Total Class B		—	1,822,041.71	—	1,822,041.71	(1,621,520.52)	200,521.19	—

Class C (2003-3)	2.469%	—	531,467.01	—	531,467.01	(531,467.01)	—	0.00
Class C (2004-2)	1.269%	—	109,253.47	—	109,253.47	(109,253.47)	—	0.00
Class C (2004-3)	6.399%	1,959,693.75	1,959,693.75	—	1,959,693.75	—	3,919,387.50	0.02
Class C (2006-1)	0.509%	—	76,665.80	—	76,665.80	(76,665.80)	—	0.00
Class C (2006-2)	0.519%	—	44,670.14	—	44,670.14	(44,670.14)	—	0.00
Class C (2006-3)	0.539%	—	57,990.45	—	57,990.45	(57,990.45)	—	0.00
Class C (2007-1)	0.699%	—	180,510.42	—	180,510.42	(180,510.42)	—	0.00
Class C (2007-2)	0.519%	—	111,675.35	—	111,675.35	(111,675.35)	—	0.00
Class C (2007-4)	1.569%	—	472,803.82	—	472,803.82	(472,803.82)	—	0.00
Class C (2009-A)	—	—	136,484.97	—	136,484.97	(136,484.97)	—	0.00

Total Class C		1,959,693.75	3,681,215.18	—	3,681,215.18	(1,721,521.43)	3,919,387.50	0.02

Total		2,601,520.14	25,733,734.38	—	25,733,734.38	(23,561,986.39)	4,773,268.13	0.02

G. Class C Reserve sub-Accounts:

Beginning Class C Reserve sub-Account Balance	Targeted Deposit to Class C Reserve sub-Account	Actual Deposit to Class C Reserve sub-Account	Withdrawls from Class C Reserve sub-Account Balance	Ending Class C Reserve sub-Account Balance	Class C Reserve sub-Account Earnings
NOTHING TO REPORT

H. Targeted Deposits to Class D Reserve sub-Accounts:

(Beginning Class D Reserve sub-Account Balance includes Class D Reserve sub-Account Earnings and deposits related to any new issuances)

	Beginning Class D Reserve sub-Account Balance	Targeted Deposit to Class D Reserve sub-Account	Actual Deposit to Class D Reserve sub-Account	Withdrawls from Class D Reserve sub-Account Balance	Ending Class D Reserve sub-Account Balance	Class D Reserve sub-Account Earning
NOTHING TO REPORT

I. Targeted Deposits to Accumulation Reserve sub-Accounts:

Beginning Accumulation Reserve sub-Account Balance	Targeted Deposit to Accumulation Reserve sub-Account	Actual Deposit to Accumulation Reserve sub-Account	Withdrawals from Accumulation Reserve Account for Interest	Withdrawals from Accumulation Reserve Account for Payments to Issuer	Ending Accumulation Reserve sub-Account Balance	Accumulation Reserve sub-Account Earnings
NOTHING TO REPORT

J. Class A Usage of Class B, C and D Subordination Amounts:

Class A Usage of Class B Subordination Amount for this Monthly Period	Class A Usage of Class C Subordination Amount for this Monthly Period	Class A Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class A Usage of Class B Subordination Amount	Cumulative Class A Usage of Class C Subordination Amount	Cumulative Class A Usage of Class D Subordination Amount
NOTHING TO REPORT

K. Class B Usage of Class C and D Subordination Amounts:

	Class B Usage of Class C Subordination Amount for this Monthly Period	Class B Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class B Usage of Class C Subordination Amount	Cumulative Class B Usage of Class D Subordination Amount
NOTHING TO REPORT

L. Class C Usage of Class D Subordination Amounts:

	Class C Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class C Usage of Class D Subordination Amount
NOTHING TO REPORT

M. Required and Available Subordination Amount to Class A, B and C Notes:

(as of Determination Date, after taking into account all maturities expected to occur on the Distribution Date)

	Required Subordination Amount from Class B Notes	Available Subordination Amount from Class B Notes	Required Subordination Amount from Class C Notes	Available Subordination Amount from Class C Notes	Required Subordination Amount from Class D Notes	Available Subordination Amount from Class D Notes
Class A (2004-1)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2004-4)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2004-5)
Class A (2004-7)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2004-8)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2005-1)	66,269,475.00	66,269,475.00	78,309,525.00	78,309,525.00	9,036,750.00	9,036,750.00
Class A (2005-6)	40,203,481.50	40,203,481.50	47,507,778.50	47,507,778.50	5,482,295.00	5,482,295.00
Class A (2005-7)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2005-9)	28,716,772.50	28,716,772.50	33,934,127.50	33,934,127.50	3,915,925.00	3,915,925.00
Class A (2005-10)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006-1)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006-3)	35,343,720.00	35,343,720.00	41,765,080.00	41,765,080.00	4,819,600.00	4,819,600.00
Class A (2006-5)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006-7)
Class A (2006-8)	26,507,790.00	26,507,790.00	31,323,810.00	31,323,810.00	3,614,700.00	3,614,700.00
Class A (2006-10)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006-11)	66,269,475.00	66,269,475.00	78,309,525.00	78,309,525.00	9,036,750.00	9,036,750.00
Class A (2006-12)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006-A)
Class A (2006-B)
Class A (2006-C)
Class A (2006-D)
Class A (2006-E)
Class A (2007-1)	55,224,562.50	55,224,562.50	65,257,937.50	65,257,937.50	7,530,625.00	7,530,625.00
Class A (2007-2)	61,851,510.00	61,851,510.00	73,088,890.00	73,088,890.00	8,434,300.00	8,434,300.00
Class A (2007-4)	66,269,475.00	66,269,475.00	78,309,525.00	78,309,525.00	9,036,750.00	9,036,750.00
Class A (2007-A)	17,671,860.00	17,671,860.00	20,882,540.00	20,882,540.00	2,409,800.00	2,409,800.00
Class A (2007-5)	53,015,580.00	53,015,580.00	62,647,620.00	62,647,620.00	7,229,400.00	7,229,400.00
Class A (2007-7)	88,359,300.00	88,359,300.00	104,412,700.00	104,412,700.00	12,049,000.00	12,049,000.00
Class A (2007-8)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2008-3)	53,015,580.00	53,015,580.00	62,647,620.00	62,647,620.00	7,229,400.00	7,229,400.00
Class A (2008-6)
Class A (2009-2)	88,359,300.00	88,359,300.00	104,412,700.00	104,412,700.00	12,049,000.00	12,049,000.00
Class A (2009-A)

Total Class A	1,233,054,031.50	1,233,054,031.50	1,457,079,228.50	1,457,079,228.50	168,143,795.00	168,143,795.00
Class B (2004-3)			130,447,332.34	130,447,332.34	15,141,808.31	15,141,808.31
Class B (2004-7)			160,541,531.91	160,541,531.91	18,635,023.49	18,635,023.49
Class B (2005-1)			152,188,554.39	152,188,554.39	17,665,443.03	17,665,443.03
Class B (2005-3)			86,964,888.22	86,964,888.22	10,094,538.88	10,094,538.88

	Required Subordination Amount from Class B Notes	Available Subordination Amount from Class B Notes	Required Subordination Amount from Class C Notes	Available Subordination Amount from Class C Notes	Required Subordination Amount from Class D Notes	Available Subordination Amount from Class D Notes
Class B (2006-1)			152,188,554.39	152,188,554.39	17,665,443.03	17,665,443.03
Class B (2007-1)			304,377,108.79	304,377,108.79	35,330,886.05	35,330,886.05
Class B (2009-C)			507,261,723.02	507,261,723.02	58,880,926.38	58,880,926.38

Total Class B			1,493,969,693.06	1,493,969,693.06	173,414,069.17	173,414,069.17
Class C (2003-3)					23,205,656.72	23,205,656.72
Class C (2004-2)					9,282,262.69	9,282,262.69
Class C (2004-3)					34,112,315.37	34,112,315.37
Class C (2006-1)
Class C (2006-2)					9,282,262.69	9,282,262.69
Class C (2006-3)					11,602,828.35	11,602,828.35
Class C (2007-1)					27,846,788.06	27,846,788.06
Class C (2007-2)					23,205,656.72	23,205,656.72
Class C (2007-4)					32,487,919.39	32,487,919.39
Class C (2009-A)					6,630,879.03	6,630,879.03

Total Class C					177,656,569.02	177,656,569.02

* All balances for 2006-AA, 2006-AB, 2006-AC, 2006-AD, 2006-AE, 2008-AA and 2008-AB, 2009-AA tranches are as of End of Month.

** In April 2011, we experienced a three-day delay in the receipt of bankruptcy notifications due to third-party vendor processing issues. As a result, we estimate that Capital One Master Trust gross charge-offs for April 2011 were lower than they otherwise would have been by approximately $5 million to $7 million. These charge-offs will be reflected in our May 2011 gross charge-offs.

N. Early Redemption Event

Current Month Excess Spread Amount	$164,475,016.74

Prior Month Excess Spread Amount	$192,407,089.94

Two Months Prior Excess Spread Amount	$167,664,840.72

Three Month Average Excess Spread Amount	$174,848,982.47

Is the average of the Excess Spread Amount for preceding three months greater than $0?	YES

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 11th day of May, 2011.

Capital One Bank (USA), National Association as Administrator

By:	/s/ Vicki Swanson
Name:	Vicki Swanson
Title:	Authorized Officer
Date:	05/11/2011